Financial Risk Management - Summary of Total Financial Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Adjusted carrying amount	€ 30,120	€ 31,628
Effective interest rate	4.57%	4.97%
Bonds [member]
Disclosure of financial liabilities [line items]
Adjusted carrying amount	€ 21,521	€ 22,141
Effective interest rate	4.96%	5.44%
Loans and other financial liabilities member [member]
Disclosure of financial liabilities [line items]
Adjusted carrying amount	€ 8,599	€ 9,487
Effective interest rate	3.59%	3.88%